ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $)	1 Months Ended	12 Months Ended
	Aug. 31, 2004	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2005
Minimum Units Of Limited Partners Beneficial Interest For Sale		250,000
Maximum Units Of Limited Partners Beneficial Interest For Sale		7,000,000
Limited Partners Capital Account Per Units		$ 10
Limited Partners Capital Account Additional Units Registered For Sale	8,500,000
Units of limited partnership interest, issued		11,777,706	11,777,706	11,777,706
Equity Raised				$ 117,777,060
Amortization Period Of Acquisition Costs		27 years 6 months
Amortization Of Acquisition Cost Remaining Contractual Term		4 years
Amortization Of Deferred Acquisition Costs		686,597
Amortization Of Deferred Acquisition Costs Year Two		686,597
Amortization Of Deferred Acquisition Costs Year Three		686,597
Amortization Of Deferred Acquisition Costs Year Four		686,601
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest		99.75%
Limited Liability Company (LLC) or Limited Partnership (LP), Managing Member or General Partner, Ownership Interest		0.25%
Impairment loss		7,131,903	6,999,722
Collectibility Of Receivables [Member]
Valuation Allowance, Amount		60,000	0
Series Forty Nine [Member]
Units of limited partnership interest, issued		6,000,000	6,000,000
Impairment Loss Of Acquisition Costs		209,097	153,715
Impairment loss		$ 3,581,789	$ 3,588,120